REPURCHASE OF SHARES (Details) - ADS - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 30, 2011
Repurchase of shares
Authorized amount to repurchase		$ 3,200,000
Unrelated third parties
Repurchase of shares
Stock repurchased	57,982
Aggregate consideration of repurchased shares	$ 58,147
Weighted average price per share	$ 1.00